Bank Borrowings	12 Months Ended
Dec. 31, 2010
Bank Borrowings [Abstract]
BANK BORROWINGS

16.	BANK BORROWINGS

	At December 31,
	2009	2010

Bank borrowings	$938.4	$1,564.1

Analysis as:
Short-term	797.2	1,339.1
Long-term, current portion	3.2	61.7

Subtotal	800.4	1,400.8
Long-term portion	138.0	163.3

Total	$938.4	$1,564.1

As of December 31, 2010, the principal maturities of debt are as follows, which includes the 0.25% Convertible Senior Notes of $3.8 million due 2012 and the 3.00% Convertible Senior Notes of $575.0 million due 2013.

Maturity	Amount

2011	$1,404.6
2012	72.5
2013	44.3
2014	620.0
2015	—
After 2015	1.5

Total	$2,142.9

The Company’s bank borrowings bore an annual average interest rate of 4.27% and 4.88% for short-term borrowings and 3.95% and 4.58% for long-term borrowings in 2009 and 2010, respectively. These loans were borrowed from various financial institutions. A total amount of $213.9 million of these loans are restricted to purchase fixed assets as of December 31, 2010. Some borrowings contain financial covenants, such as maintaining a certain level of current ratio, quick ratio and liability to asset ratio , and all of the covenants were met as of December 31, 2010. These facilities contain no specific renewal terms but the Company has traditionally negotiated renewal of certain of the facilities shortly before they mature. A summary of the Company’s material borrowing arrangements is as follows:

In December 2009, the Company entered into a credit facility with Bank of China, which is restricted to the purchase of fixed assets. The maximum borrowing amount of the facility is $45.5 million (RMB 300 million), of which $3.8 million (RMB 25 million) was drawn down in December 2009 bearing an interest rate of 5.4% per annum, and another $8.3 million (RMB 55 million) was drawn down in March 2010 bearing an interest rate of 4.86% per annum. The total amount available for future draw down under the facility was $33.4 million as of December 31, 2010.

In February 2009, the Company entered into a two year long-term loan facility agreement in the aggregate principal amount of $11.7 million (RMB80 million) with China Construction Bank. The borrowing does not require any collateral or guarantee. All of the facility was drawn down and bore interest at 4.50% per annum as of December 31, 2009. The facility was repaid in 2010.

In April 2009, the Company entered into a five year syndicated loan facility agreement led by China Development Bank and Bank of China. Such facility is restricted to the purchase of fixed assets, has a maximum borrowing amount of $198.5 million, bears interest at 6-month LIBOR plus 3.5% per annum and contains certain financial covenants. The Company was in compliance with all covenants as of December 31, 2010. The facility is secured by the Company’s existing fixed assets. The Company drew down $118.5 million of this facility in 2009, of which $1.5M has been paid as of December 31, 2010.

In May 2010, the Company entered into a three year credit loan facility agreement with Bank of China. Such facility is restricted to the purchase of fixed assets, and has a maximum borrowing amount of $54.3 million (RMB 358 million) and bears interest of 4.86% per annum. The Company drew down $42.9 million (RMB 283 million) 2010.

In October 2010, the Company entered into a three-year long term loan facility agreement with Bank of Shanghai. Such facility is restricted to the purchase of fixed assets and has a maximum borrowing amount of $60.7 million (RMB 400 million). None of the credit facility had been drawn down as of December 31, 2010.

In December 2010, the Company entered into a one year loan facility agreement with China Development Bank. Such facility is for utilization in daily operations, has a maximum borrowing amount of $220 million (RMB 1,450 million), bears interest at the 3-month LIBOR plus 2.6% per annum and contains certain financial covenants. The Company was in compliance with all covenants as of December 31, 2010. The Company has drawn down $205 million of the loan by December 31, 2010.

In December 2010, the Company entered into another five year long-term loan facility agreement with China Development Bank. Such facility is restricted to the purchase of fixed assets, has a maximum borrowing amount of $60 million (RMB 395 million), bears interest at the 6 month LIBOR plus 3.3% per annum and contains certain financial covenants. The Company was in compliance all covenants as of December 31, 2010. The Company had drawn down $20 million of the loan by December 31, 2010.